Reportable Segment Information (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
DOL settlement accrual	$ 80,000	$ 80,000		$ (80,000)	$ 80,000
Reportable Segment Information (Textual) [Abstract]
Number of reportable operating segments			4
Long lived assets		3,085,499	3,139,272	3,223,790	3,085,499
Identifiable assets		6,234,737	5,706,052	6,382,507	6,234,737
Consolidated foreign subsidiaries assets		1,598,996	1,359,991	1,625,422	1,598,996
Percent of assets of consolidated foreign subsidiaries to Company's assets		25.60%	23.80%	25.50%	25.60%
Export sales and sales to individual customer			less than 10 percent of consolidated sales to unaffiliated customers
Foreign Countries [Member]
Reportable Segment Information (Textual) [Abstract]
Net external sales			2,203,804	2,129,626	2,049,814
Segment profit			115,629	106,166	158,377
Long lived assets		$ 616,869	$ 551,364	$ 648,908	$ 616,869
Paint Stores Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores			4,003
Number of net new stores			95	388	70
New stores opened			109
Number of stores closed			14
Paint Stores Group [Member] | United States of America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened			95
Number of stores closed			11
Paint Stores Group [Member] | Canada [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened			9
Number of stores closed			3
Paint Stores Group [Member] | Puerto Rico [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened			2
Paint Stores Group [Member] | Trinidad [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened			1
Paint Stores Group [Member] | Jamaica [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened			1
Paint Stores Group [Member] | St. Lucia [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened			1
Consumer Group [Member]
Reportable Segment Information (Textual) [Abstract]
Percent of sales of one group Including Inter segment transfers represented Products sold through other stores group			66.00%
Global Finishes Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores			300
Number of subsidiaries in foreign countries			34
Income from licensing agreements in number of foreign countries			16
Global Finishes Group [Member] | United States of America [Member]
Reportable Segment Information (Textual) [Abstract]
New stores opened			1
Number of stores closed			1
Decrease in branches			0
Latin America Coatings Group [Member]
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores			276
New stores opened			3
Number of stores closed			9
Decrease in branches			(6)
Number of subsidiaries in foreign countries			9
Income from licensing agreements in number of foreign countries			7
Number of foreign Joint ventures			4
Latin America Coatings Group [Member] | South America [Member]
Reportable Segment Information (Textual) [Abstract]
Number of stores closed			7
Latin America Coatings Group [Member] | Mexico [Member]
Reportable Segment Information (Textual) [Abstract]
Number of stores closed			2